11. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes Tables
Income Tax Reconciliation

	2018	2017	2016
Loss before tax	(19,476)	(30,243)	(32,274)
Income tax benefit at tax rate of 29.825%	5,809	9,020	9,626
Adjustments due to impairment of deferred tax assets	(5,318)	(9,036)	(8,747)
Permanent differences	(462)	(93)	(948)
Adjustments for local tax rates	(34)	195	12
Non deductible expenses	(53)	16	154
Other	57	(82)	(38)
Income taxes	(1)	20	58